Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share Repurchase Programs
The following share repurchase programs have been authorized by the Board:

In billions Authorization Date	Authorized	Remaining as of December 31, 2022
November 17, 2022 (“2022 Repurchase Program”)	$10.0	$10.0
December 9, 2021 (“2021 Repurchase Program”)	10.0	6.5

Schedule of Regulatory Requirements	The combined statutory net income for the years ended and estimated combined statutory and capital surplus at December 31, 2022, 2021 and 2020 for the Company’s insurance and HMO subsidiaries were as follows:

In millions	2022	2021	2020
Statutory net income	$2,851	$3,302	$3,667
Estimated statutory capital and surplus	15,503	14,879	13,238

Statutory Accounting Practices Disclosure	At December 31, 2022, these amounts were as follows:

In millions
Estimated minimum statutory surplus required by regulators	$7,741
Investments on deposit with regulatory bodies	652
Estimated maximum dividend distributions permitted in 2023 without prior regulatory approval	2,706